Credit Quality Assessment (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 3,700	$ 4,000	$ 3,200
Total loans	570,437	552,917	403,875
Legacy Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	443,544	420,594	364,037
Accruing loans 31-59 days past due	442	5	720
Accruing loans 60-89 days past due	874	3,206	567
Accruing loans Greater than 90 days past due	532	552	455
Total past due	1,848	3,763	1,742
Non-accrual loans	2,830	3,117	3,182
Total loans	448,222	427,474	368,961
Acquired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	120,039	123,551	34,914
Accruing loans 31-59 days past due	662	353	0
Accruing loans 60-89 days past due	316	24	0
Accruing loans Greater than 90 days past due	332	605	0
Total past due	1,310	982	0
Non-accrual loans	866	910	0
Total loans	122,215	125,443	34,914
Construction and Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans		64,158	50,884
Construction and Land [Member] | Legacy Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	50,800	55,346	44,767
Accruing loans 31-59 days past due	0	0	0
Accruing loans 60-89 days past due	39	0	0
Accruing loans Greater than 90 days past due	0	0	0
Total past due	39	0	0
Non-accrual loans	1,144	1,144	0
Total loans	51,983	56,490	44,767
Construction and Land [Member] | Acquired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	6,921	7,390	6,117
Accruing loans 31-59 days past due	0	0	0
Accruing loans 60-89 days past due	0	0	0
Accruing loans Greater than 90 days past due	0	278	0
Total past due	0	278	0
Non-accrual loans	0	0	0
Total loans	6,921	7,668	6,117
Residential - First Lien [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans		88,293	39,249
Residential - First Lien [Member] | Legacy Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	65,700	58,122	37,523
Accruing loans 31-59 days past due	315	0	570
Accruing loans 60-89 days past due	0	316	323
Accruing loans Greater than 90 days past due	458	158	0
Total past due	773	474	893
Non-accrual loans	0	308	331
Total loans	66,473	58,904	38,747
Residential - First Lien [Member] | Acquired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	27,839	28,731	502
Accruing loans 31-59 days past due	558	247	0
Accruing loans 60-89 days past due	125	0	0
Accruing loans Greater than 90 days past due	0	0	0
Total past due	683	247	0
Non-accrual loans	344	411	0
Total loans	28,866	29,389	502
Residential Junior Lien [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans		19,301	8,266
Residential Junior Lien [Member] | Legacy Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	12,181	10,932	8,220
Accruing loans 31-59 days past due	0	0	0
Accruing loans 60-89 days past due	0	74	0
Accruing loans Greater than 90 days past due	74	0	0
Total past due	74	74	0
Non-accrual loans	0	0	0
Total loans	12,255	11,006	8,220
Residential Junior Lien [Member] | Acquired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	8,184	8,186	46
Accruing loans 31-59 days past due	0	52	0
Accruing loans 60-89 days past due	0	0	0
Accruing loans Greater than 90 days past due	0	0	0
Total past due	0	52	0
Non-accrual loans	59	57	0
Total loans	8,243	8,295	46
Commercial Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans		112,826	90,333
Commercial Owner Occupied [Member] | Legacy Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	81,636	85,824	79,623
Accruing loans 31-59 days past due	0	0	0
Accruing loans 60-89 days past due	0	0	0
Accruing loans Greater than 90 days past due	0	0	0
Total past due	0	0	0
Non-accrual loans	0	0	0
Total loans	81,636	85,824	79,623
Commercial Owner Occupied [Member] | Acquired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	25,946	27,002	10,710
Accruing loans 31-59 days past due	0	0	0
Accruing loans 60-89 days past due	0	0	0
Accruing loans Greater than 90 days past due	0	0	0
Total past due	0	0	0
Non-accrual loans	0	0	0
Total loans	25,946	27,002	10,710
Commercial Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans		123,958	113,559
Commercial Non Owner Occupied [Member] | Legacy Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	115,204	100,439	99,516
Accruing loans 31-59 days past due	0	0	0
Accruing loans 60-89 days past due	0	0	0
Accruing loans Greater than 90 days past due	0	150	159
Total past due	0	150	159
Non-accrual loans	594	0	258
Total loans	115,798	100,589	99,933
Commercial Non Owner Occupied [Member] | Acquired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	23,032	23,369	13,626
Accruing loans 31-59 days past due	0	0	0
Accruing loans 60-89 days past due	0	0	0
Accruing loans Greater than 90 days past due	0	0	0
Total past due	0	0	0
Non-accrual loans	0	0	0
Total loans	23,032	23,369	13,626
Commercial Loan and Leases [Member] | Legacy Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	116,904	108,451	93,235
Accruing loans 31-59 days past due	107	0	150
Accruing loans 60-89 days past due	835	2,816	244
Accruing loans Greater than 90 days past due	0	244	296
Total past due	942	3,060	690
Non-accrual loans	1,092	1,665	2,593
Total loans	118,938	113,176	96,518
Commercial Loan and Leases [Member] | Acquired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	25,264	25,738	3,892
Accruing loans 31-59 days past due	64	54	0
Accruing loans 60-89 days past due	0	24	0
Accruing loans Greater than 90 days past due	332	327	0
Total past due	396	405	0
Non-accrual loans	351	350	0
Total loans	26,011	26,493	3,892
Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans		4,712	1,174
Consumer Loan [Member] | Legacy Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	1,119	1,480	1,153
Accruing loans 31-59 days past due	20	5	0
Accruing loans 60-89 days past due	0	0	0
Accruing loans Greater than 90 days past due	0	0	0
Total past due	20	5	0
Non-accrual loans	0	0	0
Total loans	1,139	1,485	1,153
Consumer Loan [Member] | Acquired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	2,853	3,135	21
Accruing loans 31-59 days past due	40	0	0
Accruing loans 60-89 days past due	191	0	0
Accruing loans Greater than 90 days past due	0	0	0
Total past due	231	0	0
Non-accrual loans	112	92	0
Total loans	$ 3,196	$ 3,227	$ 21